General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
General and Administrative Expense	General and administrative expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

	December 31,
	2017	2018	2019
Management fees – related parties	$13,511	$16,536	$18,050
Professional fees (legal and accounting)	687	833	720
Directors fess and expenses	468	477	468
Listing fees and expenses	96	115	97
Miscellaneous	1,356	1,281	1,304
Total	$16,118	$19,242	$20,639